PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayments to technical provider	$ 1,500,000	$ 1,500,000
Others	1,651	1,651
Total	$ 1,501,651	$ 1,501,651